Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	$ 239,425,507	$ 207,208,820
Trade receivables, Current	203,989,518	194,311,533
Other receivables, Current	35,435,989	12,897,287
Trade and other receivables, Non-Current	1,156,638	1,032,923
Trade receivables, Non-Current	21,255	62,563
Other receivables, Non-Current	1,135,383	970,360
Gross Carrying Amount [Member]
Disclosure Of Trade And Other Receivables [Line Items]
Trade and other receivables, Current	240,978,763	208,467,637
Trade receivables, Current	205,542,774	195,570,350
Other receivables, Current	35,435,989	12,897,287
Trade and other receivables, Non-Current	1,156,638	1,032,923
Trade receivables, Non-Current	21,255	62,563
Other receivables, Non-Current	$ 1,135,383	$ 970,360